UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 28, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Parametric Structured Currency Fund (Currently know as Parametric Currency Fund)

Eaton Vance

Parametric Structured Currency Fund

February 28, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Short-Term Investments — 102.2%

U.S. Treasury Obligations — 77.9%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 5/2/13	$1,400	$1,399,770
U.S. Treasury Bill, 0.00%, 10/17/13	200	199,860
U.S. Treasury Bill, 0.00%, 11/14/13	250	249,772
U.S. Treasury Bill, 0.00%, 12/12/13	700	699,236

Total U.S. Treasury Obligations (identified cost $2,548,401)		$2,548,638

Other — 24.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(1)	$795	$795,040

Total Other (identified cost $795,040)		$795,040

Total Short-Term Investments (identified cost $3,343,441)		$3,343,678

Other Assets, Less Liabilities — (2.2)%		$(72,122)

Net Assets — 100.0%		$3,271,556

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended February 28, 2013 was $225.

A summary of open financial instruments at February 28, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
3/22/13	Australian Dollar 2,101	United States Dollar 2,161	State Street Bank and Trust Co.	$(18)
3/22/13	Australian Dollar 105,192	United States Dollar 108,478	State Street Bank and Trust Co.	(1,177)
3/22/13	Brazilian Real 219,005	United States Dollar 110,979	State Street Bank and Trust Co.	(581)
3/22/13	British Pound Sterling 1,553	United States Dollar 2,375	State Street Bank and Trust Co.	(20)
3/22/13	British Pound Sterling 959	United States Dollar 1,501	State Street Bank and Trust Co.	(46)
3/22/13	British Pound Sterling 69,561	United States Dollar 108,285	State Street Bank and Trust Co.	(2,768)
3/22/13	Canadian Dollar 1,725	United States Dollar 1,695	State Street Bank and Trust Co.	(23)
3/22/13	Canadian Dollar 2,183	United States Dollar 2,175	State Street Bank and Trust Co.	(59)
3/22/13	Canadian Dollar 108,642	United States Dollar 108,277	State Street Bank and Trust Co.	(2,976)
3/22/13	Chilean Peso 797,543	United States Dollar 1,683	State Street Bank and Trust Co.	(1)
3/22/13	Chilean Peso 51,638,925	United States Dollar 109,307	State Street Bank and Trust Co.	(428)
3/22/13	Colombian Peso 2,695,200	United States Dollar 1,500	State Street Bank and Trust Co.	(16)
3/22/13	Colombian Peso 2,847,556	United States Dollar 1,593	State Street Bank and Trust Co.	(25)
3/22/13	Colombian Peso 194,557,083	United States Dollar 109,302	State Street Bank and Trust Co.	(2,163)
3/22/13	Czech Koruna 31,012	United States Dollar 1,603	State Street Bank and Trust Co.	(24)
3/22/13	Czech Koruna 28,513	United States Dollar 1,500	State Street Bank and Trust Co.	(49)
3/22/13	Czech Koruna 2,080,468	United States Dollar 110,468	State Street Bank and Trust Co.	(4,582)
3/22/13	Euro 1,124	United States Dollar 1,501	State Street Bank and Trust Co.	(33)
3/22/13	Euro 82,149	United States Dollar 110,730	State Street Bank and Trust Co.	(3,467)
3/22/13	Hungarian Forint 412,883	United States Dollar 1,844	State Street Bank and Trust Co.	(24)
3/22/13	Hungarian Forint 328,250	United States Dollar 1,500	State Street Bank and Trust Co.	(53)
3/22/13	Hungarian Forint 23,955,296	United States Dollar 110,718	State Street Bank and Trust Co.	(5,109)
3/22/13	Indian Rupee 81,643	United States Dollar 1,498	State Street Bank and Trust Co.	(7)
3/22/13	Indian Rupee 96,544	United States Dollar 1,787	State Street Bank and Trust Co.	(23)
3/22/13	Indian Rupee 5,893,053	United States Dollar 109,060	State Street Bank and Trust Co.	(1,442)
3/22/13	Indonesian Rupiah 17,419,974	United States Dollar 1,800	State Street Bank and Trust Co.	3

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
3/22/13	Indonesian Rupiah 1,063,960,181	United States Dollar 110,427	State Street Bank and Trust Co.	$(352)
3/22/13	Israeli Shekel 408,497	United States Dollar 110,931	State Street Bank and Trust Co.	(1,011)
3/22/13	Japanese Yen 9,926,388	United States Dollar 106,100	State Street Bank and Trust Co.	1,005
3/22/13	Japanese Yen 395,472	United States Dollar 4,247	State Street Bank and Trust Co.	20
3/22/13	Japanese Yen 140,347	United States Dollar 1,500	State Street Bank and Trust Co.	14
3/22/13	Malaysian Ringgit 343,209	United States Dollar 110,859	State Street Bank and Trust Co.	39
3/22/13	Mexican Peso 22,217	United States Dollar 1,739	State Street Bank and Trust Co.	(1)
3/22/13	Mexican Peso 1,386,179	United States Dollar 108,850	State Street Bank and Trust Co.	(452)
3/22/13	New Taiwan Dollar 3,250,343	United States Dollar 109,531	State Street Bank and Trust Co.	53
3/22/13	New Taiwan Dollar 44,714	United States Dollar 1,505	State Street Bank and Trust Co.	2
3/22/13	New Turkish Lira 2,789	United States Dollar 1,541	State Street Bank and Trust Co.	5
3/22/13	New Turkish Lira 2,927	United States Dollar 1,645	State Street Bank and Trust Co.	(22)
3/22/13	New Turkish Lira 193,880	United States Dollar 109,359	State Street Bank and Trust Co.	(1,859)
3/22/13	New Zealand Dollar 131,704	United States Dollar 110,393	State Street Bank and Trust Co.	(1,643)
3/22/13	Norwegian Krone 10,859	United States Dollar 1,913	State Street Bank and Trust Co.	(23)
3/22/13	Norwegian Krone 8,614	United States Dollar 1,546	State Street Bank and Trust Co.	(46)
3/22/13	Norwegian Krone 607,286	United States Dollar 110,900	State Street Bank and Trust Co.	(5,184)
3/22/13	Peruvian New Sol 284,157	United States Dollar 110,588	State Street Bank and Trust Co.	(411)
3/22/13	Philippine Peso 78,859	United States Dollar 1,941	State Street Bank and Trust Co.	(2)
3/22/13	Philippine Peso 4,420,889	United States Dollar 108,803	State Street Bank and Trust Co.	(66)
3/22/13	Polish Zloty 4,915	United States Dollar 1,561	State Street Bank and Trust Co.	(17)
3/22/13	Polish Zloty 344,448	United States Dollar 111,165	State Street Bank and Trust Co.	(2,934)
3/22/13	Russian Ruble 45,341	United States Dollar 1,501	State Street Bank and Trust Co.	(25)
3/22/13	Russian Ruble 3,295,479	United States Dollar 109,210	State Street Bank and Trust Co.	(1,956)
3/22/13	Singapore Dollar 136,904	United States Dollar 110,595	State Street Bank and Trust Co.	(46)
3/22/13	South African Rand 989,497	United States Dollar 111,254	State Street Bank and Trust Co.	(1,752)
3/22/13	South Korean Won 120,400,902	United States Dollar 110,693	State Street Bank and Trust Co.	180
3/22/13	Swedish Krona 703,854	United States Dollar 111,933	State Street Bank and Trust Co.	(3,145)
3/22/13	Swiss Franc 1,386	United States Dollar 1,500	State Street Bank and Trust Co.	(21)

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
3/22/13	Swiss Franc 101,355	United States Dollar 110,582	State Street Bank and Trust Co.	$(2,425)
3/22/13	Thai Baht 3,249,640	United States Dollar 108,858	State Street Bank and Trust Co.	252
3/22/13	Thai Baht 54,532	United States Dollar 1,828	State Street Bank and Trust Co.	3
3/22/13	Yuan Renminbi 695,308	United States Dollar 110,626	State Street Bank and Trust Co.	565

Total		$ 3,348,944		$(46,366)

At February 28, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. The Fund engages in forward foreign currency exchange contracts to seek return, or as a substitute for the purchase of securities or currencies.

At February 28, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $2,141 and $48,507, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,343,441

Gross unrealized appreciation	$333
Gross unrealized depreciation	(96)

Net unrealized appreciation	$237

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments -
U.S. Treasury Obligations	$—	$2,548,638	$—	$2,548,638
Other	—	795,040	—	795,040
Total Investments	$—	$3,343,678	$—	$3,343,678
Forward Foreign Currency Exchange Contracts	$—	$2,141	$—	$2,141
Total	$—	$3,345,819	$—	$3,345,819

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(48,507)	$—	$(48,507)
Total	$—	$(48,507)	$—	$(48,507)

The Fund held no investments or other financial instruments as of November 30, 2012 whose fair value was determined using Level 3 inputs. At February 28, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Subsequent Event

The name of the Fund was changed to Parametric Currency Fund effective March 1, 2013.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	April 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	April 24, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 24, 2013